Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ (22,258,613)	$ 25,338,324	$ (14,000,987)
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	2,007,393	(1,976,241)
Derivatives not designated as hedges [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	374,112	(779,950)	(1,925,969)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	2,329,051	(3,771,604)
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(2,210,301)	5,255,931	(298,789)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	185	673	(671)
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(21,902,567)	27,747,290	(11,633,605)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	117	1,780	831
Derivatives not designated as hedges [member] | Propane swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives			(3,805)
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	286,059	(34,306)	$ (138,979)
Derivatives not designated as hedges [member] | Others [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives		$ (1,105,249)
Derivatives not designated as hedges [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ (3,142,662)